Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 13,026,548	$ 4,656,854
Taxes payable	976,428	709,001
Others	893,158	782,631
Accrued Expenses and Other Current Liabilities	$ 14,896,134	$ 6,148,486